DISPOSAL OF A SUBSIDIARY	12 Months Ended
Apr. 30, 2026
Disposal Of Subsidiary
DISPOSAL OF A SUBSIDIARY
13.	DISPOSAL OF A SUBSIDIARY

On May 23, 2025, the Company transferred its entire equity interest in Barentsz Asset Management Limited (“Barentsz HK”), a wholly owned subsidiary, to Barentsz Investments Limited for consideration of HK$2,000,000 (approximately US$256,410). Barentsz Investments Limited is controlled by the Company’s controlling shareholders; therefore, the transfer was accounted for as a transaction between entities under common control. Upon completion of the transfer, the Company retained no equity interest in Barentsz HK, and Barentsz HK ceased to be consolidated by the Company.

The difference of US$34,012 between the consideration receivable and the carrying amount of the net assets transferred was recognized directly in additional paid-in capital, and no gain or loss was recognized in the consolidated statements of operations and comprehensive income. As of April 30, 2026, the consideration of US$256,410 remained receivable from Barentsz Investments Limited and was presented as an amount due from a related party.